Components of Income Tax Expense Included in Consolidated Statements of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense:
Federal	$ 126,203	$ 74,327	$ 102,953
State	5,161	2,949	2,572
Foreign	7,694	6,822	8,450
Total current income tax expense	139,058	84,098	113,975
Deferred income tax expense (benefit):
Federal	(3,623)	27,447	1,395
State	(2,039)	(55)	411
Foreign	(3,635)	(509)	(1,665)
Total deferred income tax expense	(9,297)	26,883	141
Total income tax expense	$ 129,761	$ 110,981	$ 114,116